Cover	May 12, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	Neoleukin Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36327
Entity Tax Identification Number	98-0542593
Entity Address, Address Line One	188 East Blaine Street, Suite 450
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	866
Local Phone Number	245-0312
Title of 12(b) Security	Common Stock, $0.000001 par value
Trading Symbol	NLTX
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001404644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false